Reverse Recapitalization (Details) - Schedule of shares of common stock issued and outstanding	12 Months Ended
Dec. 31, 2021 shares
Schedule of shares of common stock issued and outstanding [Abstract]
Common stock of AMHC outstanding prior to the Business Combination	12,500,000
Less: shares forfeited by the Sponsor	(200,000)
Less: redemption of AMHC shares	(9,262,099)
Common stock of AMHC	3,037,901
Shares issued in the PIPE Financing	10,000,000
Business Combination and PIPE Financing shares	13,037,901
Old Jasper shares	24,778,409
Total shares of common stock immediately after the Business Combination	37,816,310